Warrants - Schedule of Warrant Activities (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Warrant Activities [Abstract]
Number of warrants, Outstanding | shares	4,760,697
Weighted Average Exercise Price, Outstanding | $ / shares	$ 17.12
Number of warrants, Expired | shares	(14,535)
Weighted Average Exercise Price, Expired | $ / shares	$ 6.88
Number of warrants, Granted | shares	7,042,200
Weighted Average Exercise Price, Granted | $ / shares	$ 2.13
Number of warrants, Exercised | shares	(1,192,149)
Weighted Average Exercise Price, Exercised | $ / shares	$ 5.19
Number of warrants, Outstanding | shares	10,596,213
Weighted Average Exercise Price, Outstanding | $ / shares	$ 10.08